Equity instruments	12 Months Ended
Dec. 31, 2017
Equity Instruments Abstract
Equity instruments

8.     Equity instruments

a)	Breakdown

The detail, by classification and type, of Equity instruments in the consolidated balance sheets is as follows:

	Millions of euros
	2017	2016	2015
Classification:
Financial assets held for trading	21,353	14,497	18,225
Financial assets designated at fair value through profit or loss	933	546	630
Financial assets available-for-sale	4,790	5,487	4,849
	27,076	20,530	23,704
Type:
Shares of Spanish companies	4,199	3,098	2,479
Shares of foreign companies	20,448	15,342	19,077
Investment fund units and shares	2,429	2,090	2,148
	27,076	20,530	23,704

Note 29 contains a detail of the Other comprehensive income recognized in equity on Financial assets available-for-sale, and also the related impairment losses.

b)    Changes

The changes in Financial assets available-for-sale - Equity instruments were as follows:

	Millions of euros
	2017	2016	2015

Balance at beginning of year	5,487	4,849	5,001
Net additions (disposals)	(331)	(294)	(392)
Of which:
Bank of Shanghai Co., Ltd.	—	—	109
Visa Europe, Ltd.	—	(263)	—
Valuation adjustment and other items	(366)	932	240
Balance at end of year	4,790	5,487	4,849

The main acquisitions and disposals made in 2017, 2016 and 2015 were as follows:

i. Bank of Shanghai Co., Ltd.

In May 2014 the Group acquired 8% of Bank of Shanghai Co., Ltd. for €396 million.

In June 2015 the Group subscribed to a capital increase at this company for €109 million, thereby retaining its ownership interest percentage.

In November 2016, the Bank of Shanghai shares began to trade, which meant that the closing price at December 31, 2017 and December 31, 2016 included a positive valuation adjustment of €340 million and €675 million compared to the cost recorded in Other comprehensive income – items that may be classified in results – Financials assets available for sale.

ii. Visa Europe, Ltd.

On June 21, 2016 the Group disposed its Visa Europe, Ltd. stake, classified as available for sale, obtaining a gain net of taxes of €227 million (see Note 44 Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net).

c)Notifications of acquisitions of investments

The notifications made by the Bank in 2017, in compliance with Article 155 of the Spanish Limited Liability Companies Law and Article 125 of Spanish Securities Market Law 24/1998, of the acquisitions and disposals of holdings in investees are listed in Appendix IV.